Summary of Operating Loss Carryforwards (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Summary of Operating Loss Carryforwards
		December 31
		2013		2012
Individual components giving rise to the deferred tax assets are as follows:	$		$
Future tax benefit arising from net operating loss carryovers		519,562		485,022
Less valuation allowance		(519,562)		(485,022)
Net deferred asset		$-		$-